Significant Accounting Policies - Summary of Revenue from Contracts with Customers (Detail) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	$ 194,804	$ 183,615	$ 194,471
Sale of products
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	193,899	181,520	192,342
Services rendered
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	321	327	385
Other operating revenues
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	$ 584	$ 1,768	$ 1,744